Consolidated Statement of Profit or Loss and Other Comprehensive Result - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues from research and development collaborations		SFr 0	SFr 4,970	SFr 7,038
Operating expenses
Research and development expenses		(40,194)	(48,604)	(48,784)
Selling, general and administrative expenses		(15,241)	(17,583)	(19,362)
Restructuring expenses		(2,689)	0	0
Total operating expenses		(58,124)	(66,187)	(68,146)
Operating result		(58,124)	(61,217)	(61,108)
Financial income		1,522	7,214	4,279
Financial expenses		(5,047)	(38)	(5,155)
Net finance result		(3,525)	7,176	(876)
Result before income taxes		(61,649)	(54,041)	(61,984)
Income taxes		(2)	(2)	0
Net result, attributable to shareholders		(61,651)	(54,043)	(61,984)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities	[1]	(3,814)	(485)	(1,975)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		5	(10)	(16)
Other comprehensive result, net of tax		(3,809)	(495)	(1,991)
Total comprehensive result, attributable to shareholders		SFr (65,460)	SFr (54,538)	SFr (63,975)
Basic net result per share (in CHF per share)		SFr (1.65)	SFr (1.59)	SFr (1.89)
Diluted net result per share (in CHF per share)		SFr (1.65)	SFr (1.59)	SFr (1.89)

[1]	See note 18